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Pax MSCI EAFE ESG Leaders Index Fund
Pax MSCI EAFE ESG Leaders Index Fund (the "EAFE ESG Index Fund") Summary of Key Information
Investment Objective
The EAFE ESG Index Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class or Investor shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Pax MSCI EAFE ESG Leaders Index Fund	Institutional Class	Investor Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Pax MSCI EAFE ESG Leaders Index Fund		Institutional Class	Investor Class
Management Fee	[1]	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		none	0.25%
Total Annual Fund Operating Expenses		0.55%	0.80%
[1]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Pax MSCI EAFE ESG Leaders Index Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	56	176	307	689
Investor Class	82	255	444	990

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Fund's performance. During the EAFE ESG Index Fund's most recent fiscal year, the EAFE ESG Index Fund's portfolio turnover rate was 30% of the average value of the portfolio.

Principal Investment Strategies

The EAFE ESG Index Fund employs a "passive management"—or indexing—investment approach designed to track the performance of the MSCI EAFE ESG Leaders Index, which is created and maintained by MSCI, Inc. The MSCI EAFE ESG Leaders Index consists of equity securities of large and medium capitalization issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. The MSCI EAFE ESG Leaders Index is composed of approximately 400 securities. As of December 31, 2018, the MSCI EAFE ESG Leaders Index included companies with market capitalization between approximately $2.2 billion and $211 billion.

Under normal circumstances, the Fund invests more than 80% of its total assets in the component securities of the MSCI EAFE ESG Leaders Index and in American Depositary Receipts, Global Depositary Receipts and Euro Depositary Receipts representing the component securities of the MSCI EAFE ESG Leaders Index. The Fund may use a representative sampling strategy to achieve its investment objective, which means that it may not always hold the same securities in the same proportions as the MSCI EAFE ESG Leaders Index. The Fund also may invest up to 20% of its total assets in certain futures, options and swap contracts, cash and cash equivalents, and stocks not included in the MSCI EAFE ESG Leaders Index, but which Impax Asset Management LLC ("IAM") believes will help the Fund track the price and yield performance of the MSCI EAFE ESG Leaders Index. Any investments in stocks or stock options not included in the MSCI EAFE ESG Leaders Index will be evaluated by IAM for satisfaction of IAM's ESG criteria. See "Pax Sustainability/ESG Criteria" on page 127. IAM intends that, over time, the correlation between the Fund's performance and that of the MSCI EAFE ESG Leaders Index, before fees and expenses, will be 95% or better. If the MSCI EAFE ESG Leaders Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments in the same industry or group of industries. As of the date of this Prospectus, the MSCI EAFE ESG Leaders Index is not concentrated in any industry or group of industries; however, the Fund may take significant positions in the financial services sector.

Under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels), utilizing an investment approach we call SmartCarbon™, wherein energy company holdings are replaced with energy efficiency stocks. This approach is described more fully below under Sustainable Investing in the About the Funds section of this Prospectus.

Principal Risks
●	Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

●	Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

●	Investment Approach Risk The Fund does not attempt to outperform the MSCI EAFE ESG Leaders Index or take defensive positions in declining markets. Accordingly, the Fund's performance would likely be adversely affected by a decline in the MSCI EAFE ESG Leaders Index.

●	Concentration Risk A fund that concentrates in a single industry or group of industries may be more susceptible to an economic, market, political or regulatory occurrence affecting that specific industry or group of industries. If the MSCI EAFE ESG Leaders Index concentrates in an industry or group of industries, the Fund will concentrate in the same industry or group of industries.

●	Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

●	Asian/Pacific Investment Risk Certain Asia and Pacific region economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Asia and Pacific region economies generally are dependent on the economies of Europe and the United States, especially with respect to agricultural products and natural resources. Political and social instability and deteriorating economic conditions may result in significant downturns and increased volatility in many Asia and Pacific region economies. Portions of the Asia and Pacific region have historically been prone to natural disasters such as tsunamis and droughts and the region is economically sensitive to environmental events. Any such event could have a significant adverse effect on Asia and Pacific region economies. The Australian and New Zealand economies, in particular, are dependent on exports from the agricultural and mining sectors, which make those economies particularly susceptible to fluctuations in the commodities markets. Australian and New Zealand economies are also increasingly dependent on their growing service industries. Economic events in any one country can have a significant economic effect on the entire Asia and Pacific region.

●	European Investment Risk The Economic and Monetary Union of the European Union ("EU") requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect EU member countries, as well as other European countries. The June 2016 vote in the United Kingdom ("UK") calling for the exit of the UK from EU membership (referred to as Brexit) may cause uncertainty and thus adversely impact the financial results and operations of various European companies and economies. The effects of Brexit will depend on agreements the UK negotiates to retain access to EU markets either during a transitional period or more permanently. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the UK determines which EU laws to replace or replicate. Brexit has already caused significant volatility in global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time. Although it is not possible to predict the full effect of Brexit, Brexit could have a significant adverse impact on UK, European and global macroeconomic conditions and could lead to prolonged political, legal, regulatory, tax and economic uncertainty. An economic recession in the UK, or in an EU member country, decreasing imports or exports, changes in governmental regulations on trade and changes in the exchange rate of the euro may have a significant adverse effect on the economies of EU members and their trading partners, including non-member European countries. Additionally, Eastern European markets remain relatively undeveloped and may be particularly sensitive to political and economic developments.

●	Currency Risk The U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar.

●	Issuer Risk The value of a security may fluctuate due to factors affecting only the entity that issued the security.

●	Non-Correlation Risk The performance of the EAFE ESG Index Fund and of the MSCI EAFE ESG Leaders Index may vary somewhat for a variety of reasons. For example, the EAFE ESG Index Fund incurs operating expenses and portfolio transaction costs not incurred by the MSCI EAFE ESG Leaders Index. In addition, the EAFE ESG Index Fund may not be able to be fully invested in the component securities of the MSCI EAFE ESG Leaders Index. Any use of sampling techniques may affect the EAFE ESG Index Fund's ability to achieve close correlation with the MSCI EAFE ESG Leaders Index.

●	Management Risk At any time that the Fund employs a representative sampling strategy, investment decisions made by IAM and the Fund's portfolio manager may cause the Fund to underperform the MSCI EAFE ESG Leaders Index.

●	Medium-Sized Company Risk Securities of medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

●	Financial Services Sector Risk Companies in the financial services sector are subject to the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses. Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

As with all mutual funds, investors may lose money by investing in the EAFE ESG Index Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Principal Risks" on page 116 for more detailed descriptions of the foregoing risks.

Performance Information

Effective March 31, 2014 the EAFE ESG Index Fund acquired the assets of Pax World International Fund, a series of Pax World Funds Series Trust I, and of Pax MSCI EAFE ESG Index ETF, a series of Pax World Funds Trust II, pursuant to an Agreement and Plan of Reorganization dated December 13, 2013 (the "Reorganizations"). Because the EAFE ESG Index Fund had no investment operations prior to the closing of the Reorganizations, and based on the similarity of the EAFE ESG Index Fund to Pax MSCI EAFE ESG Index ETF, Pax MSCI EAFE ESG Index ETF (the "Predecessor Fund") is treated as the survivor of the Reorganizations for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the EAFE ESG Index Fund for periods prior to March 31, 2014 is that of the Predecessor Fund.

The bar chart below presents the calendar year total returns for Institutional Class shares of the EAFE ESG Index Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the EAFE ESG Index Fund by showing changes in the EAFE ESG Index Fund's performance from year to year. All performance information shown for the EAFE ESG Index Fund for periods prior to March 31, 2014 is that of the Predecessor Fund. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Institutional Class

For the periods shown in the bar chart:	Best quarter: 3rd quarter 2013, 10.78%
Worst quarter: 3rd quarter 2011, -17.36%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Fund. The performance table is intended to provide some indication of the risk of investing in the Fund by showing how the Fund's average annual total returns compare with the returns of a broad-based securities market index over a one-year, five-year and since inception period. All performance information shown for the Fund for periods prior to March 31, 2014 is that of the Predecessor Fund. After-tax performance is presented only for Institutional Class Shares of the Fund. After-tax returns for Investor Class shares would be lower. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold shares of the Fund through tax-advantaged arrangements (such as 401(k) plans or individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Pax MSCI EAFE ESG Leaders Index Fund		1 Year	5 Years	Since Inception	Inception Date
Institutional Class	[1]	(12.90%)	0.21%	3.06%	Jan. 27, 2011
Institutional Class | After Taxes on Distributions	[1]	(13.81%)	(0.97%)	1.96%	Jan. 27, 2011
Institutional Class | After Taxes on Distributions and Sales	[1]	(7.59%)	(0.35%)	1.89%	Jan. 27, 2011
Investor Class	[1],[2]	(13.15%)	(0.08%)	2.79%	Jan. 27, 2011
MSCI EAFE ESG Leaders (Net) Index (reflects no deduction for fees, expenses or taxes)	[3],[4]	(13.41%)	0.79%	3.48%	Jan. 27, 2011
MSCI EAFE (Net) Index (reflects no deduction for fees, expenses or taxes)	[4],[5]	(13.79%)	0.53%	2.91%	Jan. 27, 2011
Lipper International Large-Cap Core Funds Index	[4],[6]	(15.42%)	0.08%	2.39%	Jan. 27, 2011
[1]	The Fund's inception date is January 27, 2011. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	Inception of Investor Class shares is March 31, 2014. The returns shown for Investor Class shares for the period prior to Investor Class shares inception are those of the Predecessor Fund. These returns have been adjusted to reflect the expenses allocable to Investor Class shares.
[3]	The MSCI EAFE ESG Leaders Index is an index of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. MSCI ESG Research evaluates companies' ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest). Performance for the MSCI EAFE ESG Leaders Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[4]	Unlike the EAFE ESG Index Fund, the MSCI EAFE ESG Leaders Index, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index are not investments and are not professionally managed. One cannot invest directly in any index.
[5]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[6]	The Lipper International Large-Cap Core Funds Index tracks the results of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper's international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. The Lipper International Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator. The Lipper International Large-Cap Core Funds Index reflects deductions for fees and expenses of the constituent funds.